Accumulated Other Comprehensive Income (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Components of Accumulated Other Comprehensive Income

currency translation adjustments. The components of accumulated other comprehensive income, net of tax, are as follows:

In thousands	April 30, 2013	October 31, 2012
Foreign currency translation adjustment	$74,112	$80,656
Gain on cash flow hedges	3,687	5,756

	$77,799	$86,412

The components of accumulated other comprehensive income, net of tax, are as follows:

	October 31,
In thousands	2012	2011
Foreign currency translation adjustment	$80,656	$124,230
Gain/(loss) on cash flow hedges	5,756	(8,103)

	$86,412	$116,127